SUMMARY OF MATERIAL ACCOUNTING POLICIES - Equity Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets non current	$ 34,864	$ 34,978
Other current financial assets	15,418	6,529
Equity instruments
Disclosure of financial assets [line items]
Other financial assets non current	28,743	27,521
Other current financial assets	$ 611	$ 371